Significant accounting policies - Modification of deferred compensation awards (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2018
Disclosure Of Modification Of Deferred Compensation Awards [Line Items]
Total personnel expenses	$ 17,224		$ 16,084		$ 16,132
Variable compensation - performance awards	3,209	[1]	2,755		2,995
Social security	899	[1]	799		791
Other personnel expenses	561	[1]	555		654
Compensation-related liabilities	7,468	[2],[3]	6,855	[2],[3]	7,321	$ 7,916
Share-based compensation expensed in the income statement	691		619		676
Increase (decrease) due to modification of deferred compensation awards
Disclosure Of Modification Of Deferred Compensation Awards [Line Items]
Total personnel expenses	280
Variable compensation - performance awards	240
Social security	20
Other personnel expenses	20
Compensation-related liabilities	170
Increase (decrease) due to modification of deferred compensation awards, as of third quarter 2020
Disclosure Of Modification Of Deferred Compensation Awards [Line Items]
Total personnel expenses	359
Variable compensation - performance awards	314
Social security	24
Other personnel expenses	21
Compensation-related liabilities	212
Share premium
Disclosure Of Modification Of Deferred Compensation Awards [Line Items]
Share-based compensation expensed in the income statement	691	[4]	619		676
Share premium | Increase (decrease) due to modification of deferred compensation awards
Disclosure Of Modification Of Deferred Compensation Awards [Line Items]
Share-based compensation expensed in the income statement	110
Share premium | Increase (decrease) due to modification of deferred compensation awards, as of third quarter 2020
Disclosure Of Modification Of Deferred Compensation Awards [Line Items]
Share-based compensation expensed in the income statement	147
UBS AG
Disclosure Of Modification Of Deferred Compensation Awards [Line Items]
Total personnel expenses	14,686		13,801		13,992
Variable compensation - performance awards	2,953	[5]	2,545		2,794
Social security	704	[5]	627		629
Other personnel expenses	466	[5]	461		549
Compensation-related liabilities	4,776	[2]	$ 4,339	[2]	$ 4,688	$ 5,079
UBS AG | Increase (decrease) due to modification of deferred compensation awards
Disclosure Of Modification Of Deferred Compensation Awards [Line Items]
Total personnel expenses	270
Variable compensation - performance awards	240
Social security	20
Other personnel expenses	10
Compensation-related liabilities	270
UBS AG | Increase (decrease) due to modification of deferred compensation awards, as of third quarter 2020
Disclosure Of Modification Of Deferred Compensation Awards [Line Items]
Total personnel expenses	342
Variable compensation - performance awards	303
Social security	23
Other personnel expenses	16
Compensation-related liabilities	$ 342

[1]
During 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in an expense of approximately USD 280 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 20 million within Other personnel expenses. Refer to Note 1b for more information.

[2]	Comparative-period information has been restated. Refer to Note 1b for more information.
[3]	In 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees. Refer to Note 1b for more information
[4]
During 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in an increase of approximately USD 110 million in share premium for equity-settled awards. Refer to Note 1b for more information.

[5]
During 2020, UBS AG modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in an expense of approximately USD 270 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 10 million within Other personnel expenses. Refer to Note 1b for more information.